Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments
Note 10. Investments
Investments as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

	December 31,	December 31,
	2023	2022
Equity method investments	$26,257	$23,548
Equity investments without readily determinable fair values	142	134

Total investments	$26,399	$23,682

Equity method investments
CFL Ventures
On December 10, 2021, the Company announced a landmark strategic partnership with the Canadian Football League (“CFL” or “the League”), the second largest football league globally with over 100 years of history. As part of the agreement, Genius Sports will have the exclusive rights to commercialize the CFL’s official data worldwide and video content with sportsbooks in international markets, replicating the global distribution and success of its official betting products for the English Premier League and NFL Enterprises LLC (“NFL”), among others. In connection with the partnership, in addition to the official data rights agreement, Genius Sports and the CFL have also agreed that Genius Sports will acquire a 6.2% minority stake in CFL Ventures, the new commercial arm of the League, allowing the Company to benefit strategically and financially from the CFL’s growth. The transaction became effective in January 2022.
In assessing the Company’s minority equity interest in CFL Ventures, the Company has determined it has significant influence over the entity despite holding an equity interest of less than 20%.
The Company recorded a gain from equity method investment in CFL Ventures of $3.1 million and $3.4 million for the year ended December 31, 2023 and 2022, respectively.
The Company received distributions from CFL Ventures of $1.6 million and zero in the years ended December 31, 2023 and 2022, respectively.
Equity Investments without Readily Determinable Fair Values
In January 2022, the Company made an equity investment of $0.2 million in non-marketable
securities of a private company. The investment does not have a readily determinable fair value. The Company has elected to use the measurement alternative for equity investments that do not have readily determinable fair values. Under the alternative, the Company has measured the investment at cost, less impairment.
The Company will reassess at each reporting period whether the equity investment without a readily determinable fair value qualifies to be measured using the cost, less impairment alternative. When the equity investment has a readily determinable fair value, it will be measured at fair value through net income.
As of December 31, 2023, the equity investment remains measured at cost, less impairment. No increase or decrease has been recognized during the year ended December 31, 2023 or 2022.